Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SSGA FUNDS
Prospectus Date	rr_ProspectusDate	Dec. 18, 2014
Class A, C, I and K | SSgA Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY SSGA EMERGING MARKETS FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	SSGA Emerging Markets Fund (the “Fund”) seeks to provide maximum total return, primarily through capital appreciation, by investing primarily in securities of foreign issuers.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in State Street Funds that offer Class A shares. More information about these and other discounts is available from your financial professional and in the "Investing in SSGA Fund Shares" section on page 47 of the Fund's Prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

		During the most recent fiscal year, the Fund’s turnover rate was 89% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. There is no CDSC on Class C shares redeemed more than one year after purchase. A 1.00% CDSC may be assessed on redemptions of Class C Shares during the first year only.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in State Street Funds that offer Class A shares.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities issued by companies domiciled or doing a substantial portion of their business in countries determined by the Fund's Adviser to have a developing or emerging economy or securities market. An emerging market is any market included in the MSCI Emerging Markets Index, the Fund's benchmark.

The Fund's Adviser employs a proprietary quantitative model to assist in country and stock selection, which the Adviser believes are the keys to achieving the Fund's objective. This model is intended to help determine the relative attractiveness of the countries and securities within the Fund's investment universe. In addition, the model assists the Adviser in controlling the Fund's exposure to risks relative to the Fund's benchmark. The model is based on the historical relationships of certain economic and financial factors applicable to issuers and/or countries (such as measures of value, sentiment and share price momentum) to past performance. It allows the Adviser to evaluate quickly each eligible security and then rank all eligible securities in the Fund's investment universe in the order of their attractiveness as Fund investments. The Adviser regularly reexamines the model and, when necessary, makes updates or adjustments to the economic and financial factors considered.

The Adviser periodically rebalances the Fund's portfolio to reflect movements in the underlying factors. From time to time, the Adviser will make a qualitative judgment to deviate from the model, but only if it believes that certain current information is not fully reflected in the model.

The Fund may invest in equity securities, including common and preferred equity securities, publicly traded in the U.S. or in foreign countries in developed or emerging markets, securities convertible into common stocks, initial public offerings, equity swaps, equity futures, currency forwards, index swaps, structured equity notes, equity linked notes, American Depository Receipts and participation certificates.

The Fund may use futures, forwards, swaps and certain other derivative instruments or investment techniques to seek to generate returns. These investments may create a form of financial leverage. Through the use of leverage, the Fund's total investment exposure could far exceed the value of its portfolio holdings and its investment returns could depend upon the performance of equities and currencies that the Fund does not own.

		The Fund also may lend its securities, and it may invest in various fixed-income securities and money market funds, including money market funds advised by the Fund's Adviser, in order to manage its cash. The Fund may take temporary defensive positions that are inconsistent with its principal investment strategies.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investing in this Fund may involve more risks, and consequently, the Fund may have a more volatile share price, than a fund investing primarily in equity securities of large, established U.S. corporations.
  Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as fluctuations in price of specific securities or in equity markets generally and the risk of substantial price volatility.
  Liquidity Risk. Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market, which can make it difficult for the Fund to dispose of the position at a favorable time or price or at prices approximating those at which the Fund currently values them.
  Stock Market Risk. Stock values could decline generally or could under-perform other investments.
  Market Risk. The Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.
  Use of a Quantitative Strategy. A quantitative investment strategy generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance. Over time, the correlation between these factors and performance may diminish, which may impair the Fund's ability to achieve its investment objective. Any model used by the Fund might not perform as expected. A model, or data used by a model, might contain errors that are never detected or are detected only after the Fund has sustained a loss (or reduced performance) related to such errors.
  Non-U.S. Securities Risk. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; different practices for clearing and settling trades; expropriation; changes in tax policy; sanctions or embargoes; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.
  Emerging Markets Risk. Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.
  Small and Mid-Cap Risk. Small and mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small or mid-sized companies could trail the returns on investments in stocks of larger companies.
  Unconstrained Sector Risk. Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund's shares to decrease, perhaps significantly.
  American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs). ADRs and GDRs held by the Fund have the same currency and economic risks as the underlying shares they represent, as well as the risks associated with foreign securities.
  Counterparty Risk. The Fund's ability to profit from certain types of investments and transactions will depend on the willingness and ability of its counterparty to perform its obligations.
  Derivatives Risk. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. Derivative instruments are also subject to the risk of mispricing or improper valuation . The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return margin, or otherwise honor its obligations.
  Leverage Risk. The Fund may be exposed to leveraging risk by, among other things, engaging in borrowing transactions, certain derivatives transactions, and other investment transactions such as when-issued, delayed-delivery, or forward commitment transactions. When the Fund engages in transactions that have a leveraging effect on the Fund's investment portfolio, the value of the Fund will be more volatile and all other risks will tend to be compounded.
  Structured Notes Risk. Structured notes and other related instruments purchased by the Fund are generally privately negotiated debt obligations where the amounts of principal and/or interest payments are determined by reference to the performance of a specific asset, such as an equity security, benchmark asset, market or interest rate ("reference measure"). The purchase of structured notes exposes the Fund to the credit risk of the issuer of the structured product as to the underlying reference measure. Structured notes may be leveraged, increasing the volatility of each structured note's value relative to the change in the reference measure. Structured notes may also be less liquid and more difficult to price accurately than less complex securities and instruments or more traditional debt securities.
  Participation Certificates. Participation certificates are issued by banks or broker-dealers and are designed to offer a return linked to a security, index of securities or other asset. Investments in participation certificates involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate and are subject to counterparty risk.
		Please refer to "Fund Objectives, Strategies and Risks" in the Prospectus for further details.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart shows how the Fund’s performance for Class N shares (formerly, Institutional shares) has varied from year to year, and the table immediately below the chart shows the performance of the Fund over the past 1-, 5- and 10-year periods, and compares the Fund’s performance to the performance of a broad-based securities market index. The bar chart and the table provide some indication of the risks of investing in the Fund. Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund. The Fund’s past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com. Performance history will be available for the Class A, Class C, Class I and Class K shares of the Fund after they have been in operation for one calendar year. Returns of these share classes could have been similar to the returns shown for Class N shares because the shares are invested in the same portfolio of securities. Returns would differ only to the extent that the new share classes do not have the same expenses as Class N shares. Class A and Class C shares are generally expected to incur higher expenses and Class I and Class K shares are generally expected to incur lower expenses than Class N shares.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows how the Fund’s performance for Class N shares (formerly, Institutional shares) has varied from year to year, and the table immediately below the chart shows the performance of the Fund over the past 1-, 5- and 10-year periods, and compares the Fund’s performance to the performance of a broad-based securities market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Class A, Class C, Class I and Class K shares of the Fund after they have been in operation for one calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 647-7327
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ssgafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns - SSGA Emerging Markets Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Results (2004-2013)	Lowest Quarterly Results (2004-2013)	Year-to- Date Ended
June 30, 2009: 31.26%	September 30, 2008: (29.94)%	September 30, 2014: 0.14%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods Ending December 31, 2012 Class N Shares:
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions may be higher than returns before taxes for certain periods due to the effect of foreign tax credits.

		Fund returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes and/or returns after taxes on distributions for certain periods because it reflects the tax benefit an investor may receive as a result of the capital losses that would have been incurred on the sale of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund returns after taxes on distributions may be higher than returns before taxes for certain periods due to the effect of foreign tax credits.

Fund returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes and/or returns after taxes on distributions for certain periods because it reflects the tax benefit an investor may receive as a result of the capital losses that would have been incurred on the sale of Fund shares.

		After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Class A, C, I and K | SSgA Emerging Markets Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.45%	[3]
1 year	rr_ExpenseExampleYear01	665
3 years	rr_ExpenseExampleYear03	970
5 years	rr_ExpenseExampleYear05	1,296
10 years	rr_ExpenseExampleYear10	2,217
1 year	rr_ExpenseExampleNoRedemptionYear01	665
3 years	rr_ExpenseExampleNoRedemptionYear03	970
5 years	rr_ExpenseExampleNoRedemptionYear05	1,296
10 years	rr_ExpenseExampleNoRedemptionYear10	2,217
Class A, C, I and K | SSgA Emerging Markets Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.20%	[3]
1 year	rr_ExpenseExampleYear01	323
3 years	rr_ExpenseExampleYear03	698
5 years	rr_ExpenseExampleYear05	1,200
10 years	rr_ExpenseExampleYear10	2,581
1 year	rr_ExpenseExampleNoRedemptionYear01	223
3 years	rr_ExpenseExampleNoRedemptionYear03	698
5 years	rr_ExpenseExampleNoRedemptionYear05	1,200
10 years	rr_ExpenseExampleNoRedemptionYear10	2,581
Class A, C, I and K | SSgA Emerging Markets Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.20%	[3]
1 year	rr_ExpenseExampleYear01	122
3 years	rr_ExpenseExampleYear03	392
5 years	rr_ExpenseExampleYear05	682
10 years	rr_ExpenseExampleYear10	1,507
1 year	rr_ExpenseExampleNoRedemptionYear01	122
3 years	rr_ExpenseExampleNoRedemptionYear03	392
5 years	rr_ExpenseExampleNoRedemptionYear05	682
10 years	rr_ExpenseExampleNoRedemptionYear10	1,507
Class A, C, I and K | SSgA Emerging Markets Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.00%	[3]
1 year	rr_ExpenseExampleYear01	102
3 years	rr_ExpenseExampleYear03	329
5 years	rr_ExpenseExampleYear05	575
10 years	rr_ExpenseExampleYear10	1,278
1 year	rr_ExpenseExampleNoRedemptionYear01	102
3 years	rr_ExpenseExampleNoRedemptionYear03	329
5 years	rr_ExpenseExampleNoRedemptionYear05	575
10 years	rr_ExpenseExampleNoRedemptionYear10	1,278
Class A, C, I and K | SSgA Emerging Markets Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
2004	rr_AnnualReturn2004	24.67%
2005	rr_AnnualReturn2005	37.28%
2006	rr_AnnualReturn2006	33.46%
2007	rr_AnnualReturn2007	40.95%
2008	rr_AnnualReturn2008	(56.33%)
2009	rr_AnnualReturn2009	70.25%
2010	rr_AnnualReturn2010	19.58%
2011	rr_AnnualReturn2011	(19.10%)
2012	rr_AnnualReturn2012	17.25%
2013	rr_AnnualReturn2013	(5.05%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Results (2004-2013)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Results (2004-2013)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.94%)
1 Year	rr_AverageAnnualReturnYear01	(5.05%)
5 Years	rr_AverageAnnualReturnYear05	12.92%	[5]
10 Years	rr_AverageAnnualReturnYear10	9.95%	[5]
Class A, C, I and K | SSgA Emerging Markets Fund | Return After Taxes on Distributions | Class N
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.95%)
5 Years	rr_AverageAnnualReturnYear05	12.56%	[5]
10 Years	rr_AverageAnnualReturnYear10	9.14%	[5]
Class A, C, I and K | SSgA Emerging Markets Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class N
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.57%)
5 Years	rr_AverageAnnualReturnYear05	10.95%	[5]
10 Years	rr_AverageAnnualReturnYear10	8.73%	[5]
Class A, C, I and K | SSgA Emerging Markets Fund | MSCI® Emerging Markets Index (Gross) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.27%)
5 Years	rr_AverageAnnualReturnYear05	15.15%	[5]
10 Years	rr_AverageAnnualReturnYear10	11.52%	[5]
Class A, C, I and K | SSgA Emerging Markets Fund | MSCI® Emerging Markets Index (Net) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.60%)
5 Years	rr_AverageAnnualReturnYear05	14.79%	[5]
10 Years	rr_AverageAnnualReturnYear10	11.17%	[5]

[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	The Fund's investment adviser, SSGA Funds Management, Inc. (the "Adviser" or "SSGA FM"), is contractually obligated until December 31, 2015 to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 1.00% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Fund's Board of Trustees.
[3]	The expense information in the table has been restated to reflect current fees.
[4]	There is no CDSC on Class C shares redeemed more than one year after purchase. A 1.00% CDSC may be assessed on redemptions of Class C Shares during the first year only.
[5]	The returns would have been lower without the contractual fee waiver and/or expense reimbursement.